Advances from Related Parties and Accredited Investors (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advances From Related Parties And Accredited Investors Details Narrative
Advances from related parties and accredited investors	$ 12,000	$ 310,000	$ 0